OTHER LONG-TERM LIABILITIES - Schedule of reconciliation of changes in liability for royalties payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Long Term Liabilities [Abstract]
At January 1	$ 1,196	$ 1,107
Principal Payments	0	(11)
Amounts recognized as an offset from research and development expenses	0	(113)
Revaluation of the liability	(422)	213
As of December 31	$ 774	$ 1,196